Intangible Assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquired Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	$ (342,954)	$ (178,592)
Intangible assets, net	248,966	396,495
Amortization of Intangible Assets	153,085	130,004	$ 46,732
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	151,592
Finite-Lived Intangible Assets, Amortization Expense, Year Two	80,016
Finite-Lived Intangible Assets, Amortization Expense, Year Three	17,358
Finite-Lived Intangible Assets, Amortization Expense, Year Four	0
Finite-Lived Intangible Assets, Amortization Expense, Year Five	0
Software.
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 591,920	566,123
Other purchased intangibles
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		$ 8,964